Subsequent events	12 Months Ended
Dec. 31, 2014
Subsequent events.
Subsequent events

18. Subsequent events

          On April 22, 2015, the Company announced, as approved by Board of Directors on the same day, that it will change the ratio of its ADS to common share from four ADSs to one common share (4:1) to one ADS to two common shares (1:2), effective as of May 11, 2015, which will have the effect of a 1-for-8 reverse split of our ADSs. The ratio change of ADS will not have a financial impact on the Company's consolidated financial statements.